Intangible Assets, Net - Summary of Intangible Assets, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 57,831		¥ 53,207
Accumulated amortization	(361)		(173)
Less: Impairment	(717)		0
Intangible assets, net	56,753	$ 8,906	53,034
Brokerage Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	14,558		14,558
Insurance Adjusting License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,293		2,293
Insurance Agency License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	35,130		35,130
Trademark and Software Copyright. [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	2,142		1,226
Medical Institution License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 3,708		¥ 0